Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,563,592	$ 3,463,921
Segment depreciation and amortization	(167,167)	(156,353)
Operating income	444,895	493,313
Income from equity method investees	12,522	4,808
Segment assets	23,422,677		23,119,906
thereof investment in equity method investees	733,912		664,446
Capital expenditures, acquisitions and investments	336,788	219,571
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,553,805	3,455,902
Inter - segment revenue	1,280	1,075
Segment revenue	3,555,085	3,456,977
Segment depreciation and amortization	(132,670)	(126,307)
Operating income	516,008	557,665
Income from equity method investees	12,522	4,808
Capital expenditures, acquisitions and investments	269,536	195,034
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,392,907	2,287,250
Inter - segment revenue	1,280	1,075
Segment revenue	2,394,187	2,288,325
Segment depreciation and amortization	(87,649)	(80,407)
Operating income	335,562	366,048
Income from equity method investees	10,551	3,118
Capital expenditures, acquisitions and investments	204,899	112,332
Exclusion of non-cash acquisitions	6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,160,898	1,168,652
Segment revenue	1,160,898	1,168,652
Segment depreciation and amortization	(45,021)	(45,900)
Operating income	180,446	191,617
Income from equity method investees	1,971	1,690
Capital expenditures, acquisitions and investments	64,637	82,702
Exclusion of non-cash acquisitions	1,731	8,884
Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	9,787	8,019
Inter - segment revenue	(1,280)	(1,075)
Segment revenue	8,507	6,944
Segment depreciation and amortization	(34,497)	(30,046)
Operating income	(71,113)	(64,352)
Income from equity method investees	0	0
Capital expenditures, acquisitions and investments	67,252	24,537
Exclusion of non-cash acquisitions		$ 2,125